Acquisitions (Details) - Unaudited pro forma information (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Unaudited pro forma information [Abstract]
Total revenue	$ 1,733,908	$ 1,191,979	$ 3,139,421	$ 1,923,189
Net loss	$ (2,095,338)	$ (3,442,957)	$ (4,549,713)	$ (7,663,415)
Net loss per share - basic and diluted (in Dollars per share)	$ (2.27)	$ (146.46)	$ (4.96)	$ (252.03)